Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 56-1814206 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 3 – Fair Value Measurements

Fair value, as defined under GAAP, is an exit price representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

Level 1: Observable inputs such as quoted prices in active markets.

Level 2: Inputs other than quoted prices in active markets that are either directly or indirectly observable.

Level 3: Unobservable inputs about which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Plan’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Uwharrie Capital Corp common stock

Uwharrie Capital Corp common stock is valued at quoted market prices. The common stock is classified within Level 1 of the valuation hierarchy.

Mutual funds

Mutual funds are publicly traded investments and are valued daily at the closing price reported on the active market on which the funds are traded. As such, mutual funds are reported within Level 1 of the valuation hierarchy.

Stable value collective trust fund

The Plan invests in a stable value collective trust fund for which quoted prices are not available in active markets for identical instruments. The Plan utilizes the net asset value (“NAV”) per share provided by the Trustee as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. The stable value collective trust fund is not required to be classified within a level on the fair value hierarchy.

Common collective trust funds

These funds are valued at the NAV of units of the collective fund. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the funds will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. The common collective trust funds are not required to be classified within a level on the fair value hierarchy.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets accounted for at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$25,305,464	$-	$-	$25,305,464
Self-directed brokerage accounts
Uwharrie Capital Corp common stock	1,112,794	-	-	1,112,794
Other investments	115,477	-	-	115,477
	$26,533,735	$-	$-	26,533,735
Investments measured at NAV(a)				10,067,425
Total investments at fair value				$36,601,160

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$21,375,813	$-	$-	$21,375,813
Self-directed brokerage accounts
Uwharrie Capital Corp common stock	850,238	-	-	850,238
Other investments	93,219	-	-	93,219
	$22,319,270	$-	$-	22,319,270
Investments measured at NAV(a)				9,575,948
Total investments at fair value				$31,895,218

(a) In accordance with GAAP, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair Value at December 31, 2025	Fair Value at December 31, 2024	Unfunded Commitments	Other Redemption Restrictions	Redemption Notice Period
Stable value collective trust fund	$7,771,088	$7,504,773	None	Daily	None
Common collective trust funds	2,296,337	2,071,175	None	Daily	None
	$10,067,425	$9,575,948

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.